Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2020
Shareholders' Equity
Schedule of Share-based Compensation, Stock Options, Activity

				Weighted
				average
		Weighted	Weighted	remaining
		average	average	contractual	Aggregate
	Number	exercise	grant date	term	intrinsic
	of shares	price	fair value	(in years)	value
Options outstanding as of January 1, 2020	94,349,035	$0.10		7.6	$—
Changes during the period:
Granted	18,800,000	0.02	0.02
Forfeited	(500,000)	0.04	0.03
Options outstanding at June 30, 2020	112,649,035	$0.09		7.6	$110,405
Exercisable options at June 30, 2020	68,036,535	$0.13		6.8	$42,305

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	June 30, 2020	June 30, 2019
Expected dividend yield	0%	0%
Expected volatility	83.95-86.60%	75.40%
Risk-free interest	0.29-0.49%	1.76%
Expected life in years	5.50-6.25	5.50

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

					Remaining
		Weighted			contractual
		average	Weighted		life (years	Weighted
Exercise		remaining	average		for	average
price	Options	contractual	exercise	Options	exercisable	exercise
(range) ($)	outstanding	life (years)	price ($)	exercisable	options)	price ($)
0.02-0.05	77,600,000	8.53	0.02	33,175,000	8.08	0.03
0.12-0.19	18,334,629	5.81	0.15	18,147,129	5.80	0.16
0.32	16,714,406	5.23	0.32	16,714,406	5.23	0.32
	112,649,035			68,036,535

Schedule of Stockholders' Equity Note, Warrants or Rights

		Balance	Warrants	Warrants	Balance
	Exercise	December 31,	Issued	Exercised	June 30,
Description	Price	2019	in 2020	in 2020	2020
July 2019 Investor Warrants	$3.00	1,184,213	—	—	1,184,213
July 2019 Placement Agent Warrants	$2.85	177,629	—	—	177,629
February 2020 Investor Warrants	$2.20	—	2,810,136	(12,500)	2,797,636
February 2020 Placement Agent Warrants	$2.55	—	449,623	—	449,623
		1,361,842	3,259,759	(12,500)	4,609,101